Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands																			10 Months Ended	12 Months Ended
	Dec. 06, 2023 BRL (R$)	Dec. 06, 2023 USD ($)	Nov. 07, 2023 BRL (R$)	Nov. 07, 2023 USD ($) $ / shares	Sep. 05, 2023 BRL (R$)	Sep. 05, 2023 USD ($)	Aug. 10, 2023 BRL (R$)	Aug. 10, 2023 USD ($) $ / shares	Jun. 09, 2023 BRL (R$)	Jun. 09, 2023 USD ($)	May 11, 2023 BRL (R$)	May 11, 2023 USD ($) $ / shares	Mar. 09, 2023 BRL (R$)	Mar. 09, 2023 USD ($)	Feb. 14, 2023 BRL (R$)	Feb. 10, 2023 BRL (R$)	Feb. 10, 2023 USD ($) $ / shares	Jun. 16, 2022 BRL (R$)	Oct. 23, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 $ / shares	May 06, 2021 BRL (R$)
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired																				R$ 62,393	R$ 52,585
Aggregate fair value of convertible preferred shares																			R$ 34,141
Transaction cost																			R$ 1,958
Restricted share units [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																			57,413
Class A Common Shares [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired															R$ 60,000			R$ 60,000
Class A Common Shares [Member] | Top of range [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired															R$ 60,000			R$ 60,000
Ordinary shares [member] | Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share Repurchase Amount Authorized																						R$ 85,000		R$ 85,000
Ordinary shares [member] | February 28, 2023 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions													R$ 49,015	$ 9,328		R$ 49,015	$ 9,328
Dividends paid, ordinary shares per share | $ / shares																	$ 0.17
Ordinary shares [member] | May 25, 2023 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions									R$ 43,651	$ 8,729	R$ 43,651	$ 8,729
Dividends paid, ordinary shares per share | $ / shares												$ 0.16
Ordinary shares [member] | August 24, 2023 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions					R$ 53,312	$ 10,826	R$ 53,312	$ 10,826
Dividends paid, ordinary shares per share | $ / shares								$ 0.2
Ordinary shares [member] | November 22, 2023 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions	R$ 44,496	$ 9,142	R$ 44,496	$ 9,142
Dividends paid, ordinary shares per share | $ / shares				$ 0.17
Class A Common Stock [Member] | Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share repurchased, Shares | shares																			1,724,152
Share repurchase amount paid																			R$ 81,951
Class A Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares																						42,447,349
Par value per share | $ / shares																							$ 0.00005
Common stock shares number of voting rights																						1
Class B Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares																						14,466,239
Par value per share | $ / shares																							$ 0.00005
Common stock shares number of voting rights																						10
Treasury shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired																				R$ 62,393	R$ 52,585
Number of shares held in treasury | shares																						3,134,771